NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes payable curent	$ 3,979,940	$ 3,882,868	$ 3,865,558
Debt Discount		0	(162,659)
Notes payable noncurent	300,000	300,000	2,777,341
Convertible Promissory Notes [Member]
Notes payable noncurent	300,000	300,000	2,940,000
Loan Agreements[Member]
Notes payable curent	1,208,136	1,178,670	1,161,360
Financing Agreement [Member]
Notes payable curent	1,394,530	1,360,516	1,360,516
Promissory Notes [Member]
Notes payable curent	$ 1,377,274	$ 1,343,682	$ 1,343,682